Vanguard Morgan™ Growth Fund

Supplement Dated December 17, 2018 to the Prospectus and Summary Prospectus Dated January 26, 2018

Reorganization of Vanguard Morgan Growth Fund into Vanguard U.S. Growth Fund

The Board of Trustees of Vanguard Morgan Growth Fund (the Trust) has approved an agreement and plan of reorganization (the Agreement) whereby Vanguard Morgan Growth Fund, a series of the Trust, would be reorganized with and into Vanguard U.S. Growth Fund, a series of Vanguard World Fund.

The reorganization allows Morgan Growth Fund shareholders to merge to form a larger fund, with an identical objective of seeking to provide long-term capital appreciation. The reorganization will consolidate the assets of the Funds, and streamline the Vanguard fund lineup. We anticipate that the reorganization will eliminate duplicative expenses and spread fixed costs over a larger asset base of the combined fund.

The reorganization does not require shareholder approval and is expected to close on or about April 5, 2019. Prior to the closing, shareholders of the Morgan Growth Fund will be issued a combined Information Statement/Prospectus, which will describe the reorganization, provide a description of the U.S. Growth Fund, and include a comparison of the Funds.

Under the Agreement and after the closing, shareholders of the Morgan Growth Fund will receive Investor Shares and Admiral Shares of the U.S. Growth Fund in exchange for their Investor Shares and Admiral Shares of the Morgan Growth Fund, respectively, and the Morgan Growth Fund and the Trust will cease operations, and be liquidated.

We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Closed to New Accounts

Effective immediately, the Morgan Growth Fund is closed to new accounts, and will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

Restructuring of the Investment Advisory Team

The following advisors of the Morgan Growth Fund have been approved to serve as advisors to the combined fund after the completion of the reorganization: Jennison Associates LLC (Jennison), Vanguard Quantitative Equity Group (QEG), and Wellington Management Company LLP (Wellington Management). Jennison and Wellington Management currently serve as advisors of the U.S. Growth Fund. Two of the other advisors in U.S. Growth Fund, Jackson Square Partners, LLC (Jackson Square), and Baillie Gifford Overseas Ltd. (Baillie Gifford), will continue with the U.S. Growth Fund. QEG will be added after the closing of the reorganization. Both Funds operate under the terms of an SEC exemption, whereby each Fund’s Board of Trustees may, without prior approval from shareholders, hire a new advisor. Vanguard may also recommend to the Board of Trustees of the Funds that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

The Board of Trustees of the Trust has also approved a restructuring of the Morgan Growth Fund’s investment advisory team, removing Frontier Capital Management Co., LLC (Frontier Capital), as an investment advisor for the Fund effective immediately. All references to Frontier Capital and all other details and descriptions regarding Frontier Capital’s management of certain assets of the Fund in the Prospectus and Summary Prospectus are hereby deleted in their entirety.

In addition, Paul E. Marrkand, CFA of Wellington Management will no longer serve as portfolio manager for the Morgan Growth Fund and will be replaced by Andrew J. Shilling, CFA, also of Wellington Management. All references to Mr. Marrkand in the Prospectus and Summary Prospectus are hereby deleted in their entirety.

Prospectus and Summary Prospectus Text Changes

Under the heading “Investment Advisors” and the subheading of “Portfolio Managers,” the following is added:

Andrew J. Shilling, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Fund since December 2018.

Prospectus Text Changes

Under the heading “The Fund and Vanguard” and the subheading of “Investment Advisors,” the following is added:

Andrew J. Shilling, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management. He has worked in investment management for Wellington Management since 1994, has managed investment portfolios since 2000, and has managed a portion of the Fund since December 2018. Education: B.A., Amherst College; M.B.A. Tuck School of Business, Dartmouth College.

CFA® is a registered trademark owned by CFA Institute

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 026 122018

Vanguard Morgan™ Growth Fund

Supplement Dated December 17, 2018 to the Statement of Additional Information Dated January 26, 2018

Reorganization of Vanguard Morgan Growth Fund into Vanguard U.S. Growth Fund

The Board of Trustees of Vanguard Morgan Growth Fund (the Trust) has approved an agreement and plan of reorganization (the Agreement) whereby Vanguard Morgan Growth Fund, a series of the Trust, would be reorganized with and into Vanguard U.S. Growth Fund, a series of Vanguard World Fund.

The reorganization allows Morgan Growth Fund shareholders to merge to form a larger fund, with an identical objective of seeking to provide long-term capital appreciation. The reorganization will consolidate the assets of the Funds, and streamline the Vanguard fund lineup. We anticipate that the reorganization will eliminate duplicative expenses and spread fixed costs over a larger asset base of the combined fund.

The reorganization does not require shareholder approval and is expected to close on or about April 5, 2019. Prior to the closing, shareholders of the Morgan Growth Fund will be issued a combined Information Statement/Prospectus, which will describe the reorganization, provide a description of the U.S. Growth Fund, and include a comparison of the Funds.

Under the Agreement and after the closing, shareholders of the Morgan Growth Fund will receive Investor Shares and Admiral Shares of the U.S. Growth Fund in exchange for their Investor Shares and Admiral Shares of the Morgan Growth Fund, respectively, and the Morgan Growth Fund and the Trust will cease operations and be liquidated.

We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Closed to New Accounts

Effective immediately, the Morgan Growth Fund is closed to new accounts, and will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

Restructuring of the Investment Advisory Team

The following advisors of the Morgan Growth Fund have been approved to serve as advisors to the combined fund after the completion of the reorganization: Jennison Associates LLC (Jennison), Vanguard Quantitative Equity Group (QEG), and Wellington Management Company LLP (Wellington Management). Jennison and Wellington Management currently serve as advisors of the U.S. Growth Fund. Two of the other advisors in U.S. Growth Fund, Jackson Square Partners, LLC (Jackson Square), and Baillie Gifford Overseas Ltd. (Baillie Gifford), will continue with the U.S. Growth Fund. QEG will be added after the closing of the reorganization. Both Funds operate under the terms of an SEC exemption, whereby each Fund’s Board of Trustees may, without prior approval from shareholders, hire a new advisor. Vanguard may also recommend to the Board of Trustees of the Funds that an advisor be hired, terminated, or replaced, or that the terms of an existing advisory agreement be revised.

The Board of Trustees of the Trust has also approved a restructuring of the Morgan Growth Fund’s investment advisory team, removing Frontier Capital Management Co., LLC (Frontier Capital), as an investment advisor for the Fund effective immediately. All references to Frontier Capital and all other details and descriptions regarding Frontier Capital’s management of certain assets of the Fund in the Statement of Additional Information are hereby deleted in their entirety.

In addition, Paul E. Marrkand, CFA of Wellington Management will no longer serve as portfolio manager for the Morgan Growth Fund and will be replaced by Andrew J. Shilling, CFA, also of Wellington Management. All references to Mr. Marrkand in the Statement of Additional Information are hereby deleted in their entirety.

Under the heading “Investment Advisory and Other Services,” the entire subheading of “Wellington Management Company LLP (Wellington Management)” is replaced with the following:

C. Wellington Management Company LLP (Wellington Management)

Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, MA 02210. As of October 31, 2018, the firm is owned by 156 partners, all fully active in the business of the firm. Wellington Management is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

1. Other Accounts Managed

Andrew J. Shilling manages a portion of Vanguard Morgan Growth Fund. As of October 31, 2018, Mr. Shilling managed 3 other registered investment companies with total assets of $4.4 billion (advisory fee based on account performance for 2 of these accounts with total assets of $3.8 billion), 4 other pooled investment vehicles with total assets of $1.3 billion (advisory fees not based on account performance), and 14 other accounts with total assets of $3.8 billion (advisory fees not based on account performance).

2. Material Conflicts of Interest

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Wellington Management Portfolio’s manager listed in the prospectus, who is primarily responsible for the day-to-day management of the Wellington Management Portfolio (Portfolio Manager), generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations, and risk profiles that differ from those of the Fund. The Portfolio Manager makes investment decisions for each account, including the Wellington Management Portfolio, based on the investment objectives, policies, practices, benchmarks, cash flows, tax, and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Wellington Management Portfolio and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Wellington Management Portfolio.

The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Wellington Management Portfolio, or make investment decisions that are similar to those made for the Wellington Management

Portfolio, both of which have the potential to adversely impact the Wellington Management Portfolio depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Manager may purchase the same security for the Wellington Management Portfolio and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Wellington Management Portfolio’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Wellington Management Portfolio. Mr. Shilling also manages accounts that pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts previously identified.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

3. Description of Compensation

Wellington Management receives a fee based on the assets under management of the Wellington Management Portfolio as set forth in the Investment Advisory Agreement between Wellington Management and the Trust on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fee earned with respect to the Wellington Management Portfolio. The following information relates to the fiscal year ended October 31, 2018.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the named Portfolio Manager listed in the prospectus, who is primarily responsible for the day-to-day management of the Fund, includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP.

The Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Wellington Management Portfolio and generally each other account managed by such Portfolio Manager. The Portfolio Manager’s incentive payment relating to the Wellington Management Portfolio is linked to the net pre-tax performance of the Wellington Management Portfolio compared to the Russell 3000 Growth Index over one-, three-, and five-year periods, with an emphasis on five-year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods, and rates may differ) to other accounts managed by the Portfolio Manager, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Manager may also be eligible for bonus payments based on his overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Shilling is a Partner.

4. Ownership of Securities

As of October 31, 2018, Mr. Shilling did not own any shares of Vanguard Morgan Growth Fund.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 26B 122018